Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2022 and December 31, 2021, respectively (in thousands):

Balance December 31, 2020	$—
CPI Acquisition	1,427
Balance December 31, 2021	$1,427
Furmacy Acquisition (1)	24
Balance December 31, 2022	$1,451
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(1)On October 24, 2022, the Company acquired Furmacy Inc. (“Furmacy”) for strategic opportunities related to expansion opportunities into the overall Pet Industry via the vet care and product sales channel. At December 31, 2022, goodwill related to the acquisition of Furmacy was $24 thousand. See Note 3 - Business Combinations for additional detail.
Intangible Assets
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2022			December 31, 2021
	Gross Book Value	Accumulated Amortization	Net Book Value	Gross Book Value	Accumulated Amortization	Net Book Value
Developed technology	783	(226)	557	608	(65)	543
Customer relationships and licenses	2,166	(422)	1,744	2,170	(125)	2,045
Trademarks	291	(56)	235	276	(16)	260
Pharmacy board licenses	5	—	5	—	—	—
Total Finite Life Intangibles	3,245	(704)	2,541	3,054	(206)	2,848
Total Indefinite Life Intangible Assets	$49		$49	$40		$40
Included in intangible assets is $49 thousand of indefinite-lived intangible assets, which are not subject to amortization. The weighted average amortization period remaining as of December 31, 2022 for each class of intangible assets were as follows (in years):

Developed technology	3 - 4 years
Strategic customer relationships and licenses	5 - 9 years
Trademarks	2 - 6 years
Pharmacy board licenses	1 year
Amortization expense related to acquired intangible assets for the year ended December 31, 2022 was $0.5 million. The Company did not recognize any intangible asset impairment losses during the year ended December 31, 2022.
Based on the amounts recorded a December 31, 2022 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2023	$553
2024	548
2025	474
2026	376
2027	249
Thereafter	341
Total	$2,541